Material accounting policies - Intangible assets (other than goodwill) (Details)	12 Months Ended
Dec. 31, 2023
Top of range
Disclosure of detailed information about intangible assets [line items]
Consideration refundable period from the date of delivery, services upfront	30 days
Office equipment, carried at depreciated cost | Bottom
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Office equipment, carried at depreciated cost | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	2 years
Trademark and technology | Bottom
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Trademark and technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years
Product development cost
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Computer software
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years